UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Municipal Bonds and Notes—98.1% †		Principal Amount	Fair Value
Alaska—0.2%
Alaska Housing Finance Corp.
5.00%	12/01/27	$2,500,000	$2,893,950
Arizona—2.2%
City of Phoenix
5.00%	07/01/19	5,000,000	5,409,850
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260,000	9,078,699	(a)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21 - 12/01/45	17,000,000	19,591,760
University Medical Center Corp.
6.50%	07/01/39	1,000,000	1,199,630	(b)
			35,279,939
California—10.9%
Bay Area Toll Authority
4.00%	04/01/31	4,000,000	4,224,680
5.00%	04/01/31	10,000,000	10,346,000	(b)
California Educational Facilities Authority
5.00%	10/01/32	5,255,000	6,612,419
5.25%	10/01/39	6,000,000	6,714,060
6.13%	10/01/36	1,500,000	1,798,680
California Health Facilities Financing Authority
5.50%	08/15/26	5,000,000	5,800,850
6.00%	07/01/39	5,000,000	5,686,450
6.50%	10/01/33	3,500,000	4,113,865	(b)
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	6,585,000	7,825,415
California State Public Works Board
5.00%	10/01/28	1,500,000	1,710,585
5.13%	10/01/31	2,000,000	2,248,460
5.25%	09/01/29	10,160,000	11,794,033
6.00%	04/01/26	8,475,000	9,916,089
Coast Community College District (AGMC Insured)
5.00%	08/01/33	8,750,000	9,651,425	(a)
Los Angeles Harbor Department
5.00%	08/01/26	8,000,000	9,125,040
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000,000	5,202,300
Sacramento County Sanitation Districts Financing Authority
5.00%	12/01/44	2,000,000	2,222,860
San Diego Community College District
5.00%	08/01/41	10,000,000	11,072,800
San Diego County Regional Transportation Commission
4.75%	04/01/48	4,000,000	4,348,240

State of California
5.00%	02/01/31 - 12/01/43	18,220,000	20,268,135
5.25%	04/01/35 - 11/01/40	12,750,000	14,616,920
State of California Department of Water Resources
5.00%	12/01/29	9,000,000	10,618,470
University of California
5.00%	05/15/38	4,000,000	4,470,120
University of California (AMBAC Insured)
5.00%	05/15/34	2,225,000	2,225,667	(a)
			172,613,563
Colorado—2.0%
Metro Wastewater Reclamation District
5.00%	04/01/27	1,730,000	1,998,859
Regional Transportation District
4.25%	11/01/36	3,405,000	3,684,585
5.00%	11/01/27 - 11/01/29	20,015,000	23,784,357
5.38%	06/01/31	2,500,000	2,821,025
			32,288,826
Connecticut—4.3%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	6,775,000	7,404,736
Hartford County Metropolitan District
5.00%	11/01/42	10,000,000	11,175,100
South Central Connecticut Regional Water Authority
5.00%	08/01/27 - 08/01/28	3,295,000	3,804,941
State of Connecticut
5.00%	01/01/22 - 01/01/24	8,600,000	9,999,266
State of Connecticut Special Tax Revenue
5.00%	11/01/26 - 09/01/34	30,250,000	34,445,693
Town of Fairfield
5.00%	08/01/21	1,000,000	1,190,160
			68,019,896
Delaware—1.2%
County of New Castle
5.00%	07/15/33 - 07/15/39	10,000,000	11,195,300	(b)
Delaware State Health Facilities Authority
5.00%	10/01/40	6,800,000	7,351,412
State of Delaware
5.00%	07/01/28	1,000,000	1,152,470
			19,699,182
District of Columbia—1.6%
District of Columbia
5.00%	06/01/38	3,000,000	3,365,970
5.50%	04/01/36	15,000,000	16,621,800
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000,000	5,644,150	(b)
			25,631,920
Florida—1.7%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000,000	1,208,810	(b)

City of Cape Coral FL Water & Sewer Revenue
4.00%	10/01/34 - 10/01/36	6,225,000	6,221,843	(c)
City of Tampa Water & Wastewater System Revenue
5.00%	10/01/27	8,560,000	9,998,166
County of Miami-Dade Public Facilities Revenue
4.00%	06/01/34 - 06/01/36	4,970,000	4,906,290	(c)
Tampa-Hillsborough County Expressway Authority
5.00%	07/01/37	3,635,000	3,965,603
			26,300,712
Georgia—6.8%
Athens-Clarke County Unified Government Development Authority
5.00%	06/15/31	6,050,000	6,664,438
Athens-Clarke County Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000,000	8,035,020	(b)
Atlanta Development Authority
5.25%	07/01/40	3,925,000	4,436,074
City of Atlanta Department of Aviation
5.00%	01/01/25 - 01/01/34	20,500,000	23,234,145
City of Atlanta Water & Wastewater Revenue
5.25%	11/01/30	5,690,000	6,553,799
6.25%	11/01/39	10,000,000	12,077,100	(b)
City of Atlanta Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500,000	12,224,350	(a)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500,000	9,549,835
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520,000	2,594,390	(a,b,d)
4.85%	03/01/23	2,290,000	2,358,357	(a,b,d)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490,000	2,822,340
Private Colleges & Universities Authority (NPFG Insured)
6.50%	11/01/15	1,095,000	1,117,338	(a,e)
State of Georgia
4.00%	07/01/32	3,350,000	3,561,887
4.50%	01/01/29	3,000,000	3,273,570
5.00%	08/01/22	4,460,000	4,855,245	(b)
5.00%	08/01/22 - 01/01/26	4,790,000	5,283,149
			108,641,037
Hawaii—1.9%
City & County of Honolulu
5.00%	04/01/33	10,000,000	11,380,200	(b)
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800,000	18,454,084
			29,834,284
Idaho—1.5%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000,000	4,576,600
Idaho Housing & Finance Assoc. (NPFG Insured)
5.00%	07/15/22 - 07/15/24	17,625,000	18,457,253	(a,b)
			23,033,853
Illinois—2.0%
City of Chicago O’Hare International Airport Revenue
5.63%	01/01/35	5,000,000	5,560,450
5.75%	01/01/39	11,500,000	12,964,755

Metropolitan Pier & Exposition Authority (NPFG Insured)
3.62%	06/15/22	4,305,000	4,530,969	(a)
5.40%	06/15/19	4,000,000	4,341,880	(a)
Southwestern Illinois Development Authority (NPFG Insured)
5.00%	10/01/21	4,000,000	4,636,560	(a)
			32,034,614
Indiana—0.7%
Indiana Municipal Power Agency
5.50%	01/01/27	2,500,000	2,811,200
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000,000	7,970,970
			10,782,170
Iowa—0.8%
Iowa Finance Authority
5.00%	12/01/19	7,500,000	7,989,750
5.25%	12/01/25	5,000,000	5,483,250
			13,473,000
Kentucky—1.8%
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665,000	11,923,577	(a)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	14,340,000	16,453,142
			28,376,719
Louisiana—1.7%
City of New Orleans LA Sewerage Service Revenue
5.00%	06/01/44	5,100,000	5,562,468
East Baton Rouge Sewerage Commission
5.00%	02/01/39	4,000,000	4,425,960
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%	02/01/44	5,165,000	5,575,359
State of Louisiana
5.00%	09/01/19	10,050,000	11,478,306
			27,042,093
Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	270,000	318,751	(b)
5.25%	07/01/21	1,520,000	1,762,714
Maine Turnpike Authority
5.00%	07/01/42	1,000,000	1,107,920
6.00%	07/01/34	1,250,000	1,480,712	(b)
			4,670,097
Maryland—3.2%
City of Baltimore
5.00%	07/01/38	9,375,000	10,399,687
County of Baltimore
5.00%	02/01/23	7,525,000	8,923,446
County of Prince George’s
5.00%	09/15/24 - 09/15/25	8,790,000	10,381,843
Maryland Economic Development Corp.
5.75%	06/01/35	3,000,000	3,262,110

Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/34 - 08/15/41	3,300,000	3,562,914
State of Maryland
5.00%	11/01/18	4,000,000	4,515,440
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470,000	9,300,653
			50,346,093
Massachusetts—6.3%
Commonwealth of Massachusetts
5.00%	06/15/27	15,000,000	17,776,650
Massachusetts Department of Transportation
5.00%	01/01/37	11,130,000	12,170,210
Massachusetts Development Finance Agency
5.00%	07/01/45 - 10/01/46	11,250,000	12,350,637
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	17,000,000	18,164,710
5.50%	11/15/36	4,000,000	4,555,920
5.75%	07/01/39	5,000,000	5,600,750	(b)
Massachusetts School Building Authority
5.00%	08/15/28 - 05/15/43	8,170,000	9,325,495
Massachusetts Water Resources Authority
5.00%	08/01/32 - 08/01/41	7,140,000	8,014,723
6.50%	07/15/19	10,275,000	11,270,647	(e)
			99,229,742
Michigan—1.0%
Lansing Board of Water & Light
5.00%	07/01/37	3,500,000	3,891,055
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000,000	5,411,700	(a)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000,000	6,841,200
			16,143,955
Missouri—1.7%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
5.00%	10/01/44	8,010,000	8,660,011
Metropolitan St. Louis Sewer District
5.00%	05/01/43	5,000,000	5,537,800
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610,000	5,364,380
Missouri Joint Municipal Electric Utility Commission
5.00%	01/01/34	1,950,000	2,145,098
5.75%	01/01/29	4,500,000	4,619,700	(b)
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	525,000	526,481
			26,853,470
Nebraska—0.7%
Omaha Public Power District
4.00%	02/01/34 - 02/01/36	11,000,000	11,218,280
Nevada—0.5%
City of Las Vegas (AGMC Insured)
5.55%	06/01/16	1,170,000	1,193,353	(a)
Las Vegas Valley Water District
5.00%	06/01/31	6,360,000	7,233,228
			8,426,581

New Jersey—4.5%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/16	3,500,000	3,592,925	(a)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000,000	5,378,450
New Jersey Educational Facilities Authority
6.00%	12/01/17	10,000,000	10,977,400	(e)
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500,000	8,150,550
New Jersey State Turnpike Authority
5.00%	01/01/33 - 01/01/38	14,000,000	15,522,940
5.25%	01/01/40	10,000,000	10,954,700
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	5,135,000	5,283,607	(a)
6.50%	01/01/16	6,805,000	7,010,089	(a,e)
New Jersey Transportation Trust Fund Authority
5.25%	06/15/36	5,000,000	5,177,650
			72,048,311
New Mexico—1.5%
New Mexico Finance Authority
5.00%	06/15/18 - 06/15/23	9,200,000	10,461,681
5.00%	12/15/26	12,000,000	12,760,320	(b)
			23,222,001
New York—9.2%
Long Island Power Authority
6.00%	05/01/33	7,500,000	8,612,550
Metropolitan Transportation Authority
5.00%	11/15/29	5,000,000	5,759,050
Nassau County Sewer & Storm Water Finance Authority
5.00%	10/01/30	1,690,000	1,966,754
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000,000	11,286,400
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21 - 02/01/41	30,220,000	34,355,527
New York City Water & Sewer System
5.00%	06/15/36	16,500,000	18,520,590
New York Liberty Development Corp.
5.00%	11/15/44	5,000,000	5,385,600
5.13%	01/15/44	10,000,000	11,093,800
New York State Dormitory Authority
5.00%	07/01/45 - 10/01/45	10,000,000	11,820,350
5.50%	05/01/37	2,500,000	2,902,125	(b)
6.00%	07/01/40	2,000,000	2,312,420
New York State Thruway Authority
5.00%	05/01/19	6,000,000	6,778,980
New York State Urban Development Corp.
5.50%	01/01/19	9,000,000	10,300,770
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000,000	11,225,900
Westchester County Healthcare Corp.
6.13%	11/01/37	2,500,000	2,854,950
			145,175,766

North Carolina—2.1%
Cape Fear Public Utility Authority Water & Sewer System Revenue
5.00%	06/01/40	1,215,000	1,367,191
City of Charlotte
5.00%	06/01/23	4,320,000	5,058,850
City of Charlotte Water & Sewer System Revenue
5.00%	07/01/38	5,000,000	5,453,950
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000,000	5,543,650
North Carolina State University at Raleigh
5.00%	10/01/42	2,500,000	2,777,525
North Carolina Turnpike Authority
5.00%	07/01/30	3,230,000	3,609,687
State of North Carolina
4.75%	05/01/30	4,130,000	4,643,152
University of North Carolina at Greensboro
5.00%	04/01/36	4,000,000	4,422,960
			32,876,965
Ohio—4.1%
American Municipal Power Inc.
5.00%	02/15/38	4,705,000	5,193,426	(b)
5.00%	02/15/38	295,000	313,502
City of Cincinnati Water System Revenue
5.00%	12/01/36	2,500,000	2,807,825
City of Cleveland Airport System Revenue
5.00%	01/01/31	1,380,000	1,480,961
City of Columbus
5.00%	07/01/26 - 08/15/30	18,055,000	21,376,296
City of Columbus Sewerage Revenue
4.50%	06/01/32	700,000	741,860
4.75%	06/01/31	5,000,000	5,456,500	(b)
Cuyahoga Community College District
5.00%	08/01/26	1,800,000	2,047,320
Northeast Ohio Regional Sewer District
5.00%	11/15/38	12,000,000	13,392,720
Ohio Higher Educational Facility Commission
6.25%	05/01/38	5,000,000	5,849,500	(b)
Ohio State Turnpike Commission
5.25%	02/15/39	6,000,000	6,687,360
			65,347,270
Oklahoma—0.7%
Oklahoma Capital Improvement Authority
5.00%	07/01/28 - 07/01/29	5,000,000	5,774,040
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	2,000,000	2,021,480	(a)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500,000	3,945,970
			11,741,490
Oregon—0.6%
Washington & Multnomah Counties School District No 48J Beaverton
5.00%	06/15/33 - 06/15/34	9,000,000	10,320,450
Pennsylvania—4.2%
City of Philadelphia Water & Wastewater Revenue
5.00%	01/01/36 - 07/01/45	18,000,000	19,533,240

Delaware River Port Authority
5.00%	01/01/29	5,000,000	5,668,150
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750,000	2,038,242
Pennsylvania Turnpike Commission
1.00%	12/01/34	12,000,000	12,919,440
5.00%	06/01/29 - 12/01/32	11,500,000	12,601,095
5.25%	06/01/39	9,500,000	10,237,865
Philadelphia Authority for Industrial Development
5.00%	07/01/42	4,000,000	4,410,520
			67,408,552
Puerto Rico—0.2%
Puerto Rico Sales Tax Financing Corp.
5.50%	08/01/28	5,000,000	2,750,000
Rhode Island—0.2%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300,000	1,478,607
6.50%	09/15/28	1,000,000	1,152,520
			2,631,127
South Carolina—3.0%
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850,000	22,295,740	(b)
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315,000	2,578,840
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500,000	6,391,770	(a)
South Carolina State Public Service Authority
5.50%	01/01/38	1,190,000	1,363,752	(b)
5.50%	01/01/38	13,780,000	15,480,452
			48,110,554
Tennessee—2.1%
County of Shelby
5.00%	03/01/21	3,500,000	4,075,890
Metropolitan Government of Nashville & Davidson County
5.00%	05/15/25	10,000,000	10,790,500	(b)
State of Tennessee
5.00%	05/01/19	1,000,000	1,112,100	(b)
Tennessee State School Bond Authority
5.00%	11/01/35 - 11/01/40	14,950,000	17,007,027
			32,985,517
Texas—8.5%
Board of Regents of the University of Texas System
5.00%	07/01/41	3,000,000	3,357,690
City of Austin Water & Wastewater System Revenue
5.00%	11/15/42	13,595,000	14,944,304
City of Austin Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450,000	5,814,550	(a)
City of Houston Utility System Revenue
5.00%	05/15/28 - 11/15/33	10,470,000	12,019,412
5.25%	11/15/30 - 11/15/31	12,000,000	13,964,340
Dallas/Fort Worth International Airport
5.25%	11/01/29	5,000,000	5,770,900
Harris County-Houston Sports Authority
5.00%	11/15/30	2,000,000	2,242,660

North Texas Tollway Authority
5.00%	09/01/31 - 01/01/38	5,500,000	6,096,840
5.75%	01/01/38	11,475,000	12,791,986	(b)
5.75%	01/01/40	10,000,000	10,961,300
6.00%	01/01/38	5,000,000	5,791,900
Tarrant Regional Water District
5.00%	03/01/29	14,000,000	16,420,740
Texas Transportation Commission State Highway Fund
5.00%	04/01/23	9,750,000	11,681,962
The University of Texas System
5.00%	08/15/26	10,000,000	12,313,200
			134,171,784
Utah—1.7%
County of Utah Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/38	11,830,000	12,113,579	(a)
Utah State Board of Regents
5.00%	11/01/30	4,000,000	4,409,080
Utah Transit Authority
5.00%	06/15/42	10,000,000	10,789,200
			27,311,859
Virginia—0.5%
City of Richmond
5.00%	01/15/38	2,000,000	2,240,460
Virginia Resources Authority
5.25%	11/01/38	400,000	452,836	(b)
5.25%	11/01/38	4,600,000	5,074,582
			7,767,878

Total Municipal Bonds and Notes (Cost $1,463,250,335)			1,556,703,500

Short-Term Investments—1.5%
State Street Institutional U.S. Government Money Market Fund—Premier Class			23,085,270	(d,f,g)
0.00%
(Cost $23,085,270)

Total Investments (Cost $1,486,335,605)			1,579,788,770

Other Assets and Liabilities, net—0.4%			6,708,356

NET ASSETS—100.0%			$1,586,497,126

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	The security is insured by AGC, AGMC, AMBAC, FGIC or NPFG. The Elfun Tax-Exempt Fund had no insurance concentrations of 5% or greater as of June 30, 2015 (as a percentage of net assets).

(b)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures and/or TBA’s.

(e)	Escrowed to maturity bonds are collateralized by U.S. Treasury securities which are held in escrow by a Trustee and are used to pay principal and interest on such bonds.

(f)	Coupon amount represents effective yield.

(g)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2015.

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Corporations

NPFG	National Public Finance Guaranty Corporation

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30, 2015, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Fair Value Measurement

The following section describes the valuation methodologies a Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
Municipal Bonds and Notes	$—	$1,556,703,500	$—	$1,556,703,500
Short-Term Investments	23,085,270	—	—	23,085,270

Total Investments in Securities	$23,085,270	$1,556,703,500	$—	$1,579,788,770

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$1,486,368,625	$100,987,007	$(7,566,862)	$93,420,145

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 24, 2015